Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Summary of Accounting Classification and Fair Values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
June 30, 2024
Financial assets
Debt investments		383	176	217	776	680	8	88	776
Equity investments		188	—	—	188	68	—	120	188
Time deposits		—	—	2,414	2,414	—	—	—	—
Trade and other receivables		—	—	202	202	—	—	—	—
Loan receivables in the financial services segment		—	—	398	398	—	—	—	—
Other assets		13	—	250	263	—	13	—	13
Cash and cash equivalents	5	—	—	2,447	2,447	—	—	—	—
Total		584	176	5,928	6,688	748	21	208	977
Financial liabilities
Bank loans		—	—	(146)	(146)	—	—	—	—
Lease liabilities		—	—	(149)	(149)	—	—	—	—
Warrant liabilities		(4)	—	—	(4)	(4)	—	—	(4)
Trade payables and other liabilities		(5)	(117)	(740)	(862)	—	—	(122)	(122)
Deposits from customers in the banking business		—	—	(730)	(730)	—	—	—	—
Total		(9)	(117)	(1,765)	(1,891)	(4)	—	(122)	(126)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2023
Financial assets
Debt investments		608	45	381	1,034	883	62	89	1,034
Equity investments		241	—	—	241	109	—	132	241
Time deposits		—	—	1,818	1,818	—	—	—	—
Trade and other receivables		—	—	196	196	—	—	—	—
Loan receivables in the financial services segment		—	—	326	326	—	—	—	—
Other assets		5	—	300	305	—	5	—	5
Cash and cash equivalents	5	—	—	3,138	3,138	—	—	—	—
Total		854	45	6,159	7,058	992	67	221	1,280
Financial liabilities
Term loan		—	—	(476)	(476)	—	—	—	—
Bank loans		—	—	(155)	(155)	—	—	—	—
Lease liabilities		—	—	(162)	(162)	—	—	—	—
Warrant liabilities		(6)	—	—	(6)	(6)	—	—	(6)
Trade payables and other liabilities		(5)	(118)	(764)	(887)	—	—	(123)	(123)
Deposits from customers in the banking business		0	—	(374)	(374)	—	—	—	—
Total		(11)	(118)	(1,931)	(2,060)	(6)	—	(123)	(129)

Summary of Reconciliation from the Opening Balances to the Ending Balances

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Other liabilities	Total
	$	$	$
(in $ millions)
At January 1, 2023	198	(99)	99
Net change in fair value (unrealized)	(17)	(6)	(23)
Net purchases/ (issuances)	31	—	31
At June 30, 2023	212	(105)	107
At January 1, 2024	221	(123)	98
Net change in fair value (unrealized)	(13)	1	(12)
Net purchases/ (issuances)	*	—	*
At June 30, 2024	208	(122)	86

* Amount less than $1 million